OTHER ASSETS, NET	12 Months Ended
Dec. 31, 2024
OTHER ASSETS, NET
OTHER ASSETS, NET
NOTE 14. OTHER ASSETS, NET
As of December 31, 2024 and 2023 the Bank’s other assets, net consist of:

Other Assets, net	December 31, 2024	December 31, 2023
In millions of COP
Tax advance(1)	2,014,638	1,461,816
Other receivables(2)	1,110,974	1,193,294
Marketable and non-marketable for sale assets(3)	1,049,169	890,653
Prepaid expenses(4)	907,620	713,505
Assets pledged as collateral (cash)(5)	530,924	1,082,611
Receivables related to abandoned accounts(6)	453,956	403,432
Balance in credit card clearing house	298,677	185,164
Accounts receivable from contracts with customers(7)	257,262	259,516
Receivable Sales of goods and service	251,904	254,607
Operating leases	176,585	201,302
Other receivables of commission for letters of credit(8)	95,008	207,327
Debtors	84,453	85,698
Others	556,044	595,799
Total other assets	7,787,214	7,534,724
Allowance others	(8,935)	(6,688)
Total other assets, net	7,778,279	7,528,036
(1) Mainly due to increase in income tax credit balance.
(2) Other accounts receivable is mainly associated with outstanding items with payment system networks , accounts receivable from derivatives and cash transactions, among others.
(3) Corresponds mainly to the income from marketable assets of Bancolombia Puerto Rico for COP 9,850.
(4) The variation is mainly generated by Bancolombia S.A.
(5) Mainly in Bancolombia S.A. due to fluctuations in the valuation of open positions and trading volumes of transactions requiring guarantee.
(6) In Bancolombia, corresponds to the application of Law 1777 of February 1, 2016, where established that entities holding balances in savings or checking accounts that are considered abandoned, must transfer these resources to the special fund created and administered by ICETEX for the granting of study credits and credits to promote the quality of Higher Education Institutions.
(7) See Note 25.3. Commissions.
(8) Decrease mainly in Banistmo S.A. in customer obligations for acceptance of associated letters of credit.